SHARE-BASED COMPENSATION	3 Months Ended
Mar. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

26. SHARE-BASED COMPENSATION

On March 26, 2013, the Company adopted the 2013 Stock Incentive Plan (“2013 Plan”).

Under the 2013 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2013 Plan shall be 34,275,990 shares. On November 13, 2015, the Company increased the maximum number of shares available for grants of awards to 40,942,650. On April 20, 2016, the Company increased the maximum number of shares available to 65,000,000.

On February 14, 2018, the Company adopted the 2018 Amended and Restated Share Incentive Plan (“2018 Plan ”) and replaced 2013 Plan. Under the 2018 Plan, the Company increased the maximum number of shares available to 87,742,890.

On November 19, 2018, the Company amended and restated the 2018 Plan, and renamed it 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”). Under the 2018 Second Plan, the Company increased the maximum number of shares available to 102,040,053.

Stock options granted to an employee under the 2018 Second Plan are generally be exercisable upon the Company completes a Qualified IPO or a defined Corporate Transaction (i.e. change of control, etc.) and the employee renders service to the Company in accordance with a stipulated service schedule. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service.

For the Company’s key management grantee, the vested stock options granted could be retained and be exercised until the earlier of (i) any day commencing from the day that is six (6) months prior to the anticipated consummation of an IPO, or (ii) the day immediately prior to the consummation of a Corporate Transaction before March 26, 2023. For the Company’s employee grantee, prior to the Company completes a Qualified IPO or Corporate Transaction, the stock options granted to the employee shall be forfeited three months after termination of employment of the employee. The Company’s key management, management and employee grantees are collectively hereafter referred to as “Grantees”.

The Company accounted for the share based compensation costs using an acceleration method over the requisite service period for the award based on the fair value on their respectively grant date.

Option modification

On September 22, 2019, the Company's board of directors approved a reduction in the exercise price for all outstanding options previously granted by the Company with any exercise prices which were higher than US$1.03 per ordinary share, up to US$3.00 per ordinary share, to US$1.03 per ordinary share, provided that any participating option holder agrees to amendment in the number of shares subject to his or her option as determined by the plan administrator. The Company accounted for this reduction as a share option modification which required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was US$4.1 million. The incremental cost related to vested options amounted to US$2.1 million and was recorded in the Consolidated Statements of Comprehensive Loss in the year ended December 31, 2019. The incremental cost related to unvested options amounted to US$2.0 million and will be recorded over the remaining service period.

The Company granted 12,819,330, 25,224,000, 4,247,500 and 2,175,300 stock options to Grantees for the years ended December 31, 2017, 2018 and 2019, and three months ended March 31, 2020, respectively.

26. SHARE-BASED COMPENSATION (CONTINUED)

The following table sets forth the stock options activity for the year ended December 31, 2017, 2018 and 2019, and the three months ended March 31, 2020:

			Weighted
			average		Weighted
		Weighted-	remaining	Aggregate	average fair
	Number of	average	contractual	intrinsic	value of
	shares	exercise price	term	value	options
		US$		000’US$	US$
Outstanding as of January 1, 2017	31,572,960	0.45	8.02	57,467.59	0.85

Granted	12,819,330	2.13	—	—	1.72
Forfeited	(3,146,130)	1.31	—	—	1.06

Outstanding as of December 31, 2017	41,246,160	0.90	7.53	147,427.66	1.10

Granted	25,224,000	2.90	—	—	3.32
Forfeited	(2,822,511)	2.39	—	—	2.32
Exercised	(8,452,649)	0.20	—	—	1.23

Outstanding as of December 31, 2018	55,195,000	1.85	7.74	27,773.18	2.03

Granted	4,247,500	1.36	—	—	0.02
Forfeited	(11,454,468)	2.36	—	—	2.65
Exercised	(6,772,504)	0.03	—	—	0.54
Modified	(5,873,482)	2.82	—	—	2.95

Outstanding as of December 31, 2019	35,342,046	1.81	8.33	31,391.17	1.72

Granted	2,175,300	0.03	—	—	—
Forfeited	(5,186,508)	1.14	—	—	2.09

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.55

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

Prior to the initial public offering, in determining the grant date fair value of our ordinary shares for purposes of recording share-based compensation in connection with employee stock options, the Company, with the assistance of independent appraisers, performed retrospective valuations instead of contemporaneous valuations because, at the time of the valuation dates, the Company’s financial and limited human resources were principally focused on business development efforts. This approach is consistent with the guidance prescribed by the AICPA Audit and Accounting Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or the Practice Aid. Specifically, the ''Level B'' recommendation in paragraph 16 of the Practice Aid sets forth the preferred types of valuation that should be used.

26. SHARE-BASED COMPENSATION (CONTINUED)

The Company, with the assistance of an independent valuation firm, evaluated the use of three generally accepted valuation approaches: market, cost and income approaches to estimate our enterprise value. The Company and its appraisers considered the market and cost approaches as inappropriate for valuing ordinary shares because no exactly comparable market transaction could be found for the market valuation approach and the cost approach does not directly incorporate information about the economic benefits contributed by our business operations. Consequently, we and our appraisers relied solely on the income approach in determining the fair value of our ordinary shares. This method eliminates the discrepancy in the time value of money by using a discount rate to reflect all business risks including intrinsic and extrinsic uncertainties in relation to our company.

The income approach involves applying discounted cash flow analysis based on the Company's projected cash flow using management’s best estimate as of the valuation dates. Estimating future cash flow requires us to analyze projected revenue growth, gross margins, operating expense levels, effective tax rates, capital expenditures, working capital requirements, and discount rates. The Company's projected revenues were based on expected annual growth rates derived from a combination of its historical experience and the general trend in this industry. The revenue and cost assumptions the Company used are consistent with its long-term business plan and market conditions in this industry. The Company also have to make complex and subjective judgments regarding its unique business risks, its limited operating history, and future prospects at the time of grant. Other assumptions the Company used in deriving the fair value of its equity include:

●	no material changes will occur in the applicable future periods in the existing political, legal, fiscal or economic conditions in China;
●	no material changes will occur in the current taxation law in China and the applicable tax rates will remain consistent;
●	the Company has the ability to retain competent management and key personnel to support our ongoing operations; and
●	industry trends and market conditions for the used car e-commerce businesses will not deviate significantly from current forecasts.

After initial public offering in June 2018, the fair value of ordinary shares is determined by the closing market price of the ordinary shares on the relevant grant dates.

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

				For the
				three months
	For the year ended December 31,			ended March 31,
	2017	2018	2019	2020
Expected volatility	43%-51%	42%-47%	44%~45%	46%~49%
Risk-free interest rate (per annum)	2.08%-2.32%	2.49%~2.69%	1.6%~1.9%	0.3%~0.7%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%	0%
Contractual term (in years)	10	10	10	10

26. SHARE-BASED COMPENSATION (CONTINUED)

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

For the Company’s stock options granted to Grantees, the completion of an IPO or the Corporate Transaction is considered to be a performance condition of the awards. An IPO or the Corporate Transaction, is not considered to be probable until it is completed. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved. As a result, no compensation expense will be recognized related to these options until the completion of an IPO or the Corporate Transaction. In case when it is considered probable that a Qualified IPO will be completed, the compensation cost should be recognized earlier for the key management grantees, at six (6) months prior to the anticipated consummation of the IPO, based on this special term offered to the key management grantees. All the options granted to key management are fully vested as at December 31, 2017, and a share-based compensation expense of US$ 4.2 million (equivalent to RMB 28.2 million) was recognized for the vested options offered to key management grantees for the year ended December 31, 2017, given the Qualified IPO is expected to be consumed within 6 months. A total of US$36.7 million (equivalent to RMB 242.9 million) share compensation expense was recognized immediately upon the completion of IPO on June 27, 2018. A total of US$21.7 million (equivalent to RMB 150.9 million) share-based compensation expense was recognized for the vested options offered to management and employees.

The Company granted 160,190, 151,655 and 50,066 restricted shares to Grantees for the year ended December 31, 2018 and 2019, and the three months ended March 31, 2020, respectively.

The following table sets forth the restricted shares activity for the year ended December 31, 2018 and 2019, and the three months ended March 31, 2020:

	Number of	Weighted average
	shares	grant date fair value
		US$
Unvested as of December 31, 2017	—	—

Granted	160,190	1.95
Vested	(26,856)	0.39

Unvested as of December 31, 2018	133,334	2.26

Granted	151,655	1.41
Vested	(184,988)	0.75
Forfeited	(66,667)	2.26

Unvested as of December 31, 2019	33,334	2.26

Granted	50,066	0.51
Vested	(50,066)	0.51

Unvested as of March 31, 2020	33,334	2.26

Total share-based compensation cost for the restricted shares amounted to US$0.1 million, US$0.1 million and US$ 0.1 million for the years ended December 31, 2018 and 2019, and the three months ended March 31, 2020, respectively.

26. SHARE-BASED COMPENSATION (CONTINUED)

Other share-based compensation

The Company issued and granted 17,742,890 restricted shares to Mr. Kun Dai, Founder and CEO of the Group, on May 14, 2018. The restricted shares were vested immediately upon consummation of a successful IPO of the Company. In June 2018, the Company recorded share-based compensation expense of US$ 93.8 million (equivalent to RMB 620.4 million) in general and administrative expense.

On May 25, 2018, one of the Company’s executive officers exercised his vested stock options to acquire 3,333,330 ordinary shares of the Company. In addition, the Company also offered vesting acceleration to that executive officer’s 1,666,670 unvested stock options on May 25, 2018 and the executive officer also exercised such stock options to acquire 1,666,670 ordinary shares of the Company. Therefore, in May 2018, the Company recorded all remaining unrecognized compensation costs which were accelerated in the amount of US$ 4.8 million (equivalent to RMB 31.8 million) in general and administrative expense.

On June 27, 2018, US$ 0.8 million (equivalent to RMB 5.2 million) share-based compensation was recorded as the redesignation of the Company’s ordinary shares and super voting power was granted to Class B beneficial owner, Mr. Kun Dai in general and administrative expense.

Stock incentive plan adopted by Fairlubo

In 2017, Fairlubo Auction Company Limited, one of the Group’s non-wholly owned subsidiaries adopted and started to operate its own share-based compensation plan. Their exercise prices of the share options, as well as the vesting periods of the share options and awarded shares are determined by the board of directors of this subsidiary at their sole discretion. The share options granted are normally vested over 4-year period, with ¼ of the total shares to be vested on each anniversary of the vesting commencement date, and the exercises of the awards of the Fairlubo are also subject to the completion of an IPO or immediately prior to a defined corporate transaction, which are considered to be a performance condition of the awards. An IPO or the defined corporate transaction is not considered to be probable until it is completed. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved. As a result, no compensation expense will be recognized related to the Fairlubo’s stock options until the completion of an IPO or the corporate transaction, and hence no share-based compensation expense was recognized for the year ended December 31, 2017, 2018 and 2019, respectively. The salvage car related business was divested in January 2020, and the ESOP plan was terminated concurrently at the date when the Corporate Transaction was completed, as the ESOP plan was not assumed by Boche. Therefore, the performance condition was never met and no share-based compensation expense was recognized for the three months ended March 31, 2020.